Other current assets and other current liabilities	12 Months Ended
Dec. 31, 2020
Other current assets and other current liabilities
Other current assets and other current liabilities

15.Other current assets and other current liabilities

15.1Other current assets

As of December 31, 2020 and 2019, other current assets consisted of the following:

	As of	As of
	December 31,	December 31,
	2019	2020
Reserves at CBR*	611	736
Total other financial assets	611	736
Prepaid expenses	230	259
Other	76	207
Total other current assets	917	1,202

*     Banks are currently required to post mandatory reserves with the CBR to be held in non-interest bearing accounts. Starting from July 1, 2019, such mandatory reserves established by the CBR constitute 4.75% for liabilities in RUR and 8% for liabilities in foreign currency. The amount is excluded from cash and cash equivalents for the purposes of cash flow statement and does not have a repayment date.

The Group has no internal grading system of other current assets for credit risk rating grades analysis.

15.2Other current liabilities

As of December 31, 2020 and 2019, other current liabilities consisted of the following:

	As of	As of
	December 31,	December 31,
	2019	2020
Contract liability related to loyalty programs	607	66
Contract liability related to guarantees issued	199	521
Other	96	60
Total other current liabilities	902	647